Commitments, Contingent Liabilities And Restriction Placed In Respect Of Liabilities	12 Months Ended
Dec. 31, 2011
Commitments, Contingent Liabilities And Restriction Placed In Respect Of Liabilities [Abstract]
Commitments, Contingent Liabilities And Restriction Placed In Respect Of Liabilities

NOTE 8—COMMITMENTS, CONTINGENT LIABILITIES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES:

a.	Lease commitments

Most of the premises occupied by the Company and its subsidiaries are rented under various operating lease agreements. At December 31, 2011, the lease agreements for these premises expired on various dates between 2012 and 2020.

Minimum lease commitments of the Company and its subsidiaries under the above leases, at rates in effect on December 31, 2011, were as follows:

$ in thousands
Year ending December 31:
2012	9,843
2013	6,754
2014	5,462
2015	5,016
2016	2,747
2017 - 2020	15

29,837

The rental payments for the premises in Israel, which constitute approximately half of the above amounts, are payable in Israeli currency linked to the Israeli consumer price index (the "Israeli CPI").

Rental expenses totaled $10,087,000, $9,871,000 and $10,161,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

b.	Contingent liabilities:

(i)	Intellectual Property

The Company has in the past received and may receive in the future notifications from customers with respect to possible indemnification or other action by the Company in connection with intellectual property claims resulting from use of the Company's products. The Company typically undertakes, subject to various contractual conditions and other limitations, to defend intellectual property claims against customers arising from the purchase and use of its products. The Company's obligations under these agreements generally provide that the Company may, at its option, either obtain the right to continue using the products or modify them and, in some cases, take back the products with a refund to the customer. To date, no demands have been made by customers seeking indemnification against the Company with respect to intellectual property claims.

(ii)	Litigation:

In July 2005, a complaint was filed against the Company in the district court of Tel Aviv by a competitor and its principal shareholder claiming approximately NIS 18.5 million (the "Complaint"). In May 2004, the Company had filed a patent infringement suit against this competitor in the district court of Nazareth, in connection with which that court had issued a temporary injunction, also in May 2004, against this competitor. At the end of May 2011, the parties entered into a settlement agreement pursuant to which the Complaint was dismissed with prejudice and without cost to the Company (other than its own legal costs) and certain complaints filed by the Company against the competitor were also dismissed with prejudice and without cost to the competitor (other than its own legal costs).

From time to time, the Company is involved in other claims and legal and administrative proceedings that arise in the ordinary course of business. Based on currently available information, the Company does not believe that the ultimate outcome of any such unresolved matters, individually or in the aggregate, is likely to have a material adverse effect on the Company's financial position or results of operations. However, litigation and administrative proceedings are subject to inherent uncertainties and the Company's view of these matters, including settlement thereof, may change in the future. An unfavorable outcome or settlement may have a material adverse impact on the Company's financial position and results of operations for the period in which it occurs, and potentially in future periods.

c.	Restriction placed in respect of liabilities

As part of the Loan Agreements, the Company created a floating charge, for the benefit of the lender under the Loan Agreements, on all of its assets and a fixed charge was created on the shares of PDI held by Orbotech, Inc. as security for repayment of amounts under the Loan Agreements, see note 6.

The Company performs certain forward transactions and other activities with Bank Hapoalim Ltd. ("Hapoalim"). In connection with these activities, the Company is exposed to certain risks of loss. Hapoalim has granted the Company an approved credit risk limit of up to an aggregate amount of $22.0 million. To secure this credit risk, on October 21, 2010, Orbotech created a debenture under which an additional floating charge on all of the Company's assets, was created in favor of Hapoalim ranking equally to that granted to IDB. In addition, Orbotech has agreed to comply with various operating covenants, including certain reporting requirements, covenants that restrict the creation of charges and pledges on its assets in favor of third parties, the sale of certain assets and certain acquisition and merger activities, without Hapoalim's consent. In addition, the above-mentioned debenture also contains customary provisions allowing for acceleration of repayment of all amounts owed for positions taken by the Company in connection with the performance of certain forward transactions and other activities.